Intangible assets	6 Months Ended
Jun. 30, 2020
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Intangible assets
4. Intangible assets

At December 31, 2019 – Audited	Acquired development programs £’000
Cost	45,527
Accumulated revision to estimated value	(1,071)

Net book amount	44,456

Six months ended June 30, 2020 – Unaudited
At January 1, 2020	44,456
Sale of Navi	(13,386)
Revision to estimated value	806

At June 30, 2020	31,876
At June 30, 2020 – Unaudited
Cost	32,141
Accumulated revision to estimated value	(265)
Net b ook amount	31,876
The present value of the provision for deferred cash consideration relating to the agreement with AstraZeneca was reviewed at June 30, 2020
(see Note 8).
 The decrease in present value due to changes in timelines and probability of contractual milestones being achieved was
£67,000
(2019: £169,000) and is recognized as a reduction of the intangible asset in line with our accounting policies.
During the period the Group did not revise the value of any other intangible assets (2019: £nil). As the intangible assets remain under development, no amortisation charge has been recognised (2019: £nil).
On January
13,
 2020, the Company entered into a License Agreement with
OncXerna
for the development and commercialisation of Navi. Under the terms of the License Agreement, the Company received an upfront gross
payment of £3.2 million ($4 million). Additionally, the Company will be eligible to receive up to $302 million in future milestones and royalties.
The Company’s wholly owned subsidiary, Oncomed Pharmaceuticals, Inc.
has granted an exclusive worldwide licence to
OncXerna in respect of intellectual property rights for Navi (“IP”)
. The transaction was recorded as a disposal and
IP with a carrying value of
£13.4 million ($16.5 million) was derecognised as a result of the License Agreement. Although pursuant to the License Agreement Mereo is entitled to additional payments of up to $302 million as at the current time no reliable estimate can
 be made of the future amounts to be received as the amounts are contingent on future events that are uncertain
, the restrictive nature of IFRS 15 resulted in none of the milestone payments being recognised upfront in the half year ended 30 June 2020. Consequently, Mereo recognised a loss on disposal in the amount of £11.3 million ($13.9 million) (net of transaction costs) in the half year
ended 30 June 2020.